                           VARIABLE ANNUITY ACCOUNT B

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

     SUPPLEMENT DATED DECEMBER 14, 2000 TO PROSPECTUS DATED AUGUST 18, 2000 AS AMENDED BY SUPPLEMENTS DATED AUGUST 21, 2000 AND DECEMBER 14, 2000

The information in this supplement updates and amends certain information contained in the prospectus dated August 18, 2000. You should read this supplement along with the prospectus.

- The following information is added to "The Income Phase" section on Page 31 of the prospectus:

   PARTIAL ENTRY INTO THE INCOME PHASE. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

- The following information updates and replaces the first paragraph of the "Assumed Net Investment Rate" subsection on page 31 of the prospectus:

   ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%
   (3 1/2% only in the State of Florida). If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

-  The following information updates and replaces the "Death Benefit"
   Section in Appendix I--ALIAC Guaranteed Account:

   DEATH BENEFIT. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied, except under certain contracts issued in the State of New York.

X.37448-00                                                         December 2000

                           VARIABLE ANNUITY ACCOUNT B

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

     SUPPLEMENT DATED DECEMBER 14, 2000 TO PROSPECTUS DATED AUGUST 18, 2000 AS AMENDED BY SUPPLEMENTS DATED AUGUST 21, 2000 AND DECEMBER 14, 2000

The information in this supplement updates and amends certain information contained in the prospectus dated August 18, 2000. You should read this supplement along with the prospectus.

- The following information is added to "The Income Phase" section on Page 31 of the prospectus:

   PARTIAL ENTRY INTO THE INCOME PHASE. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

- The following information updates and replaces the first paragraph of the "Assumed Net Investment Rate" subsection on page 31 of the prospectus:

   ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%
   (3 1/2% only in the State of Florida). If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

-  The following information updates and replaces the "Death Benefit"
   Section in Appendix I--ALIAC Guaranteed Account:

   DEATH BENEFIT. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied, except under certain contracts issued in the State of New York.

- The Mitchell Hutchins Series Trust Small Cap Portfolio is no longer an available funding option under the contract, and the prospectus is amended to eliminate all references to and information about that portfolio.

- The following information replaces the descriptions of the Mitchell Hutchins Series Trust Growth and Income and Tactical Allocation Portfolios in Appendix III--Description of Underlying Funds:

   MITCHELL HUTCHINS SERIES TRUST GROWTH AND INCOME PORTFOLIO (CLASS I SHARES)

    INVESTMENT OBJECTIVE

    Has an investment objective of current income and capital growth.

    POLICIES

    Invests in a combination of securities to obtain both growth and income. To obtain growth, the fund invests in stocks that its subadviser believes have substantial potential for capital growth. To obtain current income, the fund invests in dividend paying stocks and, to a lesser extent, convertible bonds and money market instruments.

    Invests generally in large capitalization companies. Some of the fund's investments may be in U.S. dollar denominated securities of foreign issuers. The fund may (but is not required to) use derivatives as part of its investment strategy or to help manage portfolio risks.

X.CVAMH-00                                                         December 2000

    In deciding which equity securities to buy and sell for the fund, the subadviser will generally consider, among other things, a company's strength in fundamentals, its potential for earnings growth over time, and the current price of its securities relative to their perceived worth. In deciding which fixed income securities to buy and sell for the fund, the subadviser will generally consider, among other things, the strength of certain sectors of the fixed income market relative to others, interest rates and other general market conditions, as well as the credit quality and financial condition of individual issuers and, where applicable, the protection afforded by the terms of the particular obligations.

    PRINCIPAL RISKS

    An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

    - EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.
    - FOREIGN INVESTING RISK -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic development abroad.
    - DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

    INVESTMENT ADVISER: Mitchell Hutchins Asset Management Inc.
    SUBADVISER: Alliance Capital Management L.P.

    MITCHELL HUTCHINS SERIES TRUST TACTICAL ALLOCATION PORTFOLIO (CLASS I
    SHARES)

    INVESTMENT OBJECTIVE

    Has an investment objective of total return, consisting of long-term capital appreciation and current income.

    POLICIES

    Allocates its assets between a stock portion that is designed to track the performance of the S&P 500 Composite Stock Index and a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.

    The investment adviser reallocates assets in accordance with the recommendations of its own Tactical Allocation Model on the first business day of each month. The Model attempts to track the performance of the S&P 500 Index in periods of strong market performance. The Model attempts to take a more defensive posture by reallocating assets to bonds or cash when the Model signals a potential bear market, prolonged downturn in stock prices or significant loss in value. The Model can recommend stock allocations of 100%, 75%, 50%, 25% or 0%.

    If the Model recommends a stock allocation of less than 100%, it also recommends a fixed income allocation for the remainder of the fund's assets. The Model uses a bond risk premium determination to decide whether to recommend five-year U.S. Treasury notes or 30-day U.S. Treasury bills. When the Model recommends a more than 50% fixed income allocation, the fund must invest in other high quality bonds or money market instruments to the extent needed to limit the fund's investments in U.S. Treasury obligations to no more than 55% of its assets. This limit is imposed by Internal Revenue Code diversification requirements for segregated asset accounts used to fund variable annuity or variable life contracts.

    PRINCIPAL RISKS

    An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

    - ASSET ALLOCATION RISK -- The Tactical Allocation Model may not correctly predict the appropriate time to shift the funds assets from one asset class to another.
    - EQUITY RISK -- Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.
    - INDEX TRACKING RISK -- the fund expects a close correlation between the performance of its stock investments and that of the S&P 500 Index in both rising and falling markets. The performance of the fund's stock investments generally will not be identical to that of the index because of the fees and expenses borne by the fund and investor purchases and sales of fund shares, which can occur daily.
    - INTEREST RATE RISK -- The value of the fund's bond investments will generally fall when interest rates rise.
    - FOREIGN INVESTING RISK -- The S&P 500 index includes some U.S. dollar denominated foreign securities. The value of the fund's investments in foreign securities may fall due to adverse political, social and economic development abroad.

    INVESTMENT ADVISER: Mitchell Hutchins Asset Management Inc.

X.CVAMH-00                                                         December 2000

                           VARIABLE ANNUITY ACCOUNT B

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

        SUPPLEMENT DATED DECEMBER 14, 2000 TO AUGUST 18, 2000 PROSPECTUS

GENERAL DESCRIPTION OF GET L

Series L of the Aetna GET Fund (GET L) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company, we, our) makes a guarantee, as described below, when you direct money into GET L. Aeltus Investment Management, Inc. serves as investment adviser to GET L.

We will offer GET L shares only during its offering period, which is scheduled to run from December 14, 2000 through the close of business on March 14, 2001. GET L may not be available under your contract, your plan or in your state. Please read the GET L prospectus for a more complete description of GET L, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET L

GET L seeks to achieve maximum total return, without compromising a minimum targeted return, by participating in favorable equity market performance during the guarantee period.

GET L's guarantee period runs from March 15, 2001 through March 14, 2006. During the offering period, all GET L assets will be invested in short-term instruments and during the guarantee period will be invested in a combination of fixed income and equity securities.

THE GET FUND GUARANTEE

The guarantee period for GET L will end on March 14, 2006 which is GET L's maturity date. The Company guarantees that the value of an accumulation unit of the GET L subaccount under the contract on the maturity date (as valued after the close of business on March 14, 2006) will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET L subaccount to make up the difference. This means that if you remain invested in GET L until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET L as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET L subaccount. The value of dividends and distributions made by GET L throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET L investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET L before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

MATURITY DATE

Before the maturity date, we will send a notice to each contract holder who has amounts in GET L. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET L amounts. If you do not make a choice, on the maturity date we will transfer your GET L amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET L amounts to the fund or funds designated by the Company.

X.GETL37448-00                                                     December 2000

The following information supplements the "Fee Table" contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

In addition to the amounts currently listed under the heading "Fee Table" in the prospectus, we will make a daily deduction of a GET L Guarantee Charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET L investment option:

GET L GUARANTEE CHARGE (deducted daily during the Guarantee
  Period)...................................................    0.50%
MAXIMUM TOTAL SEPARATE ACCOUNT EXPENSES.....................    2.20%(1)

The following information supplements the "Fund Expense Table" contained in the prospectus:

AETNA GET FUND SERIES L ANNUAL EXPENSES

(As a percentage of the average net assets.)

                                               INVESTMENT                               TOTAL FUND ANNUAL EXPENSES
                                            ADVISORY FEES(2)    OTHER EXPENSES(3)    (AFTER EXPENSE REIMBURSEMENT)(4)
                                            ----------------    -----------------    --------------------------------
Aetna GET Fund Series L                            0.60%               0.15%                        0.75%

For more information regarding expenses paid out of assets of the fund, see the GET L prospectus.

--------------------------------

                  (1)   The total separate account expenses that apply to your
                        contract may be lower. Please refer to the "Fee Table"
                        section of your prospectus.
                  (2)   The Investment Advisory Fee will be 0.25% during the
                        offering period and 0.60% during the guarantee period.
                  (3)   "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET L and any additional direct fund expenses.
                  (4)   The investment adviser is contractually obligated through
                        GET L's maturity date to waive all or a portion of its
                        investment advisory fee and/or its administrative fee and/or to reimburse a portion of the fund's other expenses in order to ensure that GET L's Total Fund Annual Expenses do not
                        exceed 0.75% of the fund's average daily net assets. It is not expected that GET L's actual expenses without this
                        waiver or reimbursement will exceed this amount.

The following information supplements the "Hypothetical Examples" contained in the prospectus:

HYPOTHETICAL EXAMPLE--AETNA GET FUND SERIES L
ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical example shows the fees and expenses paid over time if you invest $1,000 in the GET L investment option under the contract (until GET L's maturity date) and assume a 5% annual return on the investment.(5)

 -     THIS EXAMPLE IS PURELY HYPOTHETICAL.
 -     IT SHOULD NOT BE CONSIDERED A REPRESENTATION
       OF PAST OR FUTURE EXPENSES OR EXPECTED
       RETURNS.
 -     ACTUAL EXPENSES AND/OR RETURNS MAY BE MORE OR
       LESS THAN THOSE SHOWN BELOW.

                                                       At the end of the periods shown you would have paid the
                                                       following expenses.

                                                                           1 YEAR         3 YEARS        5 YEARS
                                                                          ---------      ---------      ---------
Aetna GET Fund Series L                                                      $30            $91           $155

--------------------------------

                  (5)   The example shown above reflects an annual mortality and
                        expense risk charge of 1.55%, an annual contract administra-
                        tive expense charge of 0.15%, an annual GET L guarantee
                        charge of 0.50% and all charges and expenses of the GET L
                        Fund. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of
                        your prospectus.)

The following information supplements "Appendix III--Description of Underlying Funds" contained in the prospectus:

AETNA GET FUND (SERIES L)

INVESTMENT OBJECTIVE
Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period, from March 15, 2001 through March 14, 2006, the maturity date.

POLICIES
Prior to March 15, 2001, assets are invested entirely in short-term instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short- to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.

RISKS
The principal risks of investing in Series L are those generally attributable to stock and bond investing. The success of Series L's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because Series L invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, Series L assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on Series L would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, Series L assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces Series L's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

INVESTMENT ADVISER: Aeltus Investment Management, Inc.

X.GETL37448-00                                                     December 2000

                           VARIABLE ANNUITY ACCOUNT B

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

          SUPPLEMENT DATED MARCH 1, 2001 TO AUGUST 18, 2000 PROSPECTUS

GENERAL DESCRIPTION OF GET M

Series M of the Aetna GET Fund (GET M) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company, we, our) makes a guarantee, as described below, when you direct money into GET M. Aeltus Investment Management, Inc. serves as investment adviser to GET M.

We will offer GET M shares only during its offering period, which is scheduled to run from March 15, 2001 through the close of business on June 13, 2001. GET M may not be available under your contract, your plan or in your state. Please read the GET M prospectus for a more complete description of GET M, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET M

GET M seeks to achieve maximum total return, without compromising a minimum targeted return, by participating in favorable equity market performance during the guarantee period.

GET M's guarantee period runs from June 14, 2001 through June 13, 2006. During the offering period, all GET M assets will be invested in short-term instruments and during the guarantee period will be invested in a combination of fixed income and equity securities.

THE GET FUND GUARANTEE

The guarantee period for GET M will end on June 13, 2006 which is GET M's maturity date. The Company guarantees that the value of an accumulation unit of the GET M subaccount under the contract on the maturity date (as valued after the close of business on June 13, 2006) will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET M subaccount to make up the difference. This means that if you remain invested in GET M until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET M as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET M subaccount. The value of dividends and distributions made by GET M throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET M investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET M before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

MATURITY DATE

Before the maturity date, we will send a notice to each contract holder who has amounts in GET M. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET M amounts. If you do not make a choice, on the maturity date we will transfer your GET M amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET M amounts to the fund or funds designated by the Company.

X.GETM37448-00                                                        March 2001

The following information supplements the "Fee Table" contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

In addition to the amounts currently listed under the heading "Fee Table" in the prospectus, we will make a daily deduction of a GET M Guarantee Charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET M investment option:

GET M GUARANTEE CHARGE (deducted daily during the Guarantee
  Period)...................................................     0.50%
MAXIMUM TOTAL SEPARATE ACCOUNT EXPENSES.....................     2.20%(1)

The following information supplements the "Fund Expense Table" contained in the prospectus:

AETNA GET FUND SERIES M ANNUAL EXPENSES

(As a percentage of the average net assets.)

                                               INVESTMENT                               TOTAL FUND ANNUAL EXPENSES
                                            ADVISORY FEES(2)    OTHER EXPENSES(3)    (AFTER EXPENSE REIMBURSEMENT)(4)
                                            ----------------    -----------------    --------------------------------
Aetna GET Fund Series M                            0.60%               0.15%                        0.75%

For more information regarding expenses paid out of assets of the fund, see the GET M prospectus.

--------------------------------

                  (1)   The total separate account expenses that apply to your
                        contract may be lower. Please refer to the "Fee Table"
                        section of your prospectus.
                  (2)   The Investment Advisory Fee will be 0.25% during the
                        offering period and 0.60% during the guarantee period.
                  (3)   "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET M and any additional direct fund expenses.
                  (4)   The investment adviser is contractually obligated through
                        GET M's maturity date to waive all or a portion of its
                        investment advisory fee and/or its administrative fee and/or to reimburse a portion of the fund's other expenses in order to ensure that GET M's Total Fund Annual Expenses do not
                        exceed 0.75% of the fund's average daily net assets. It is not expected that GET M's actual expenses without this
                        waiver or reimbursement will exceed this amount.

The following information supplements the "Hypothetical Examples" contained in the prospectus:

HYPOTHETICAL EXAMPLE--AETNA GET FUND SERIES M

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical example shows the fees and expenses paid over time if you invest $1,000 in the GET M investment option under the contract (until GET M's maturity date) and assume a 5% annual return on the investment.(5)

 -     THESE EXAMPLES ARE PURELY HYPOTHETICAL.
 -     THEY SHOULD NOT BE CONSIDERED A
       REPRESENTATION OF PAST OR FUTURE EXPENSES OR
       EXPECTED RETURNS.
 -     ACTUAL EXPENSES AND/OR RETURNS MAY BE MORE OR
       LESS THAN THOSE SHOWN BELOW.

                                                       At the end of the periods shown you would have paid the
                                                       following expenses.

                                                                            1YEAR         3 YEARS        5 YEARS
                                                                          ---------      ---------      ---------
Aetna GET Fund Series M                                                      $30            $91           $155

--------------------------------

                  (5)   The example shown above reflects an annual mortality and
                        expense risk charge of 1.55%, an annual contract administra-
                        tive expense charge of 0.15%, an annual GET M guarantee
                        charge of 0.50% and all charges and expenses of the GET M
                        Fund. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of
                        your prospectus.)

The following information supplements "Appendix III--Description of Underlying Funds" contained in the prospectus:

AETNA GET FUND (SERIES M)

INVESTMENT OBJECTIVE
Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period, from June 14, 2001 through June 13, 2006, the maturity date.

POLICIES
Prior to June 14, 2001, assets are invested entirely in short-term instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short- to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.

RISKS
The principal risks of investing in Series M are those generally attributable to stock and bond investing. The success of Series M's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because Series M invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, Series M assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on Series M would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, Series M assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces Series M's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

INVESTMENT ADVISER: Aeltus Investment Management, Inc.

X.GETM37448-00                                                        March 2001

                           VARIABLE ANNUITY ACCOUNT B

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

  SUPPLEMENT DATED DECEMBER 14, 2000 TO THE STATEMENT OF ADDITIONAL INFORMATION
               DATED AUGUST 18, 2000 AS AMENDED BY SUPPLEMENT
                           DATED AUGUST 21, 2000

The information in this supplement updates and amends certain information contained in the statement of additional information dated August 18, 2000. You should read this supplement along with the statement of additional information.

- The Mitchell Hutchins Series Trust Small Cap Portfolio is no longer an available funding option under the contract, and the statement of additional information is amended to eliminate all references to and information about that portfolio.

Form No. SAI.37448-00                                              December 2000